Consolidated Statements of Operations - Quarterly (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenues	$ 24,666,529	$ 19,419,311
Cost of revenue	23,449,793	18,935,251
Gross profit	1,216,736	484,060
Operating expenses
General and administration	1,534,266	989,498
Total operating expenses	1,534,266	989,498
Operating loss	(317,530)	(505,438)
Other income (expense)
Other income		24,159
Other expenses	(33,954)	(28,564)
Interest expense	(3,645)	(14,888)
Change in fair value of derivative liabilities	196,307
Total other income (expense)	158,708	(19,293)
Net loss before provision for income taxes	(158,822)	(524,731)
Income taxes
Net loss	(158,822)	(524,731)
Less: Net income attributable to noncontrolling interests	204,363	30,239
Net loss attributable to stockholders of iQSTEL Inc.	(363,185)	(554,970)
Comprehensive income (loss)
Foreign currency adjustment	1,577	(384)
Total comprehensive (loss)	(157,245)	(525,115)
Less: Comprehensive income attributable to noncontrolling interests	205,136	30,051
Net comprehensive (loss) attributable to stockholders of iQSTEL Inc.	$ (362,381)	$ (555,166)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	164,034,479	147,539,580